Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 74,454	$ 82,894
Accounts receivable, net	533,810	501,908
Inventories	920,786	837,129
Other current assets	17,680	19,875
Total current assets	1,546,730	1,441,806
Property and equipment, net	98,523	91,046
Operating lease right-of-use assets	223,369
Goodwill	411,217	391,998
Intangible assets, net	172,004	147,851
Investment in unconsolidated entity	94,833	80,157
Other assets	9,485	8,175
Total assets	2,556,161	2,161,033
Current liabilities:
Current portion of other long-term obligations	69,421	246
Accounts payable	239,666	200,229
Accrued expenses and other current liabilities	152,630	157,091
Total current liabilities	461,717	357,566
Long-term obligations:
Borrowings under revolving credit agreement	155,700	135,200
Operating lease liabilities, net of current portion	154,271
Other long-term obligations, net of current portion	2,009	552
Total long-term obligations	311,980	135,752
Deferred income taxes and other liabilities	67,697	66,002
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	907,877	832,121
Accumulated other comprehensive loss, net of tax	(39,050)	(45,968)
Retained earnings	632,507	627,969
Treasury stock, at cost, 4,823,988 shares of Common stock and 48,263 shares of Class B common stock at both December 31, 2019 and 2018, respectively	(87,440)	(87,440)
Total Watsco, Inc. shareholders' equity	1,435,427	1,347,849
Non-controlling interest	279,340	253,864
Total shareholders' equity	1,714,767	1,601,713
Total liabilities and shareholders' equity	2,556,161	2,161,033
Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	18,768	18,476
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,765	$ 2,691